FAIR VALUE MEASUREMENTS - Carrying Amount and Fair Value of Convertible Debt (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2023 USD ($)
Additional disclosures
Asset transfer L1 to L2	₽ 0	₽ 0	₽ 0
Asset transfer L2 to L1	0	0	0
Liabilities transfer L1 to L2	0	0	0
Liabilities transfer L2 to L1	0	0	0
Asset transfer into L3	0	0	0
Asset transfer out of L3	0	0	0
Liabilities transfer into L3	0	0	0
Liabilities transfer out of L3	0	0	₽ 0
Carrying amount
Assets:
Loans granted (Note 4)	13,972	8,845		$ 155.8
Fair value of financial assets	13,972	8,845		155.8
Liabilities:
Loans (Note 13)	127,233	50,669		1,418.6
Fair value of financial liabilities	127,233	50,669		1,418.6
Fair value
Assets:
Loans granted (Note 4)	13,266	9,067		147.9
Fair value of financial assets	13,266	9,067		147.9
Liabilities:
Loans (Note 13)	124,311	46,134		1,386.0
Fair value of financial liabilities	₽ 124,311	₽ 46,134		$ 1,386.0